UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: Sept 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Steven Zell
Title: Director of Operations
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Steven Zell      New York NY	 Nov 14, 2006

Report Type (Check only one.):
[X]13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ]13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $199,823,605

List of Other Included Managers: N/A

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FORM 13F INFORMATION TABLE

                                                       VALUE      SHARES/    SH/   PUT/   INVSMNT  OTHER      VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (x$100)    PRN AMT     PRN   CALL   DSCRETN  MANAGERS  SOLE  SHARED  NONE

3m Co                      COM        88579Y101 81,627           109,685       SH              SOLE         109,685
At&t Inc                   COM        00206R102 9,335            28,669        SH              SOLE         28,669
Bausch & Lomb Inc          COM        071707103 104,941          209,339       SH              SOLE         209,339
Baxter International Inc   COM        071813109 52,196           114,818       SH              SOLE         114,818
Block H & R Inc            COM        093671105 3,044            14,000        SH              SOLE         14,000
Boeing Company             COM        097023105 97,298           123,397       SH              SOLE         123,397
Chesapeake Energy Corp #   COM        165167107 100,021          345,138       SH              SOLE         345,138
Conseco Inc New            COM NEW    208464883 28,686           136,666       SH              SOLE         136,666
Cypress Semiconductor Corp COM        232806109 92,200           518,852       SH              SOLE         518,852
Earthlink Inc              COM        270321102 13,686           188,255       SH              SOLE         188,255
Exxon Mobil Corp Com       COM        30231G102 6,889            10,267        SH              SOLE         10,267
FEDERAL NATL MTG ASSN      COM        313400301 89,566           135,031       SH              SOLE         135,031
General Motors Corp        COM        370442105 76,399           229,704       SH              SOLE         229,704
MAUI LD & PINEAPPLE INC    COM        577345101 32,407           109,225       SH              SOLE         109,225
National Oilwell Varco In  COM        637071101 40,674           69,469        SH              SOLE         69,469
Ncr Corp New               COM        62886E108 43,251           109,552       SH              SOLE         109,552
Pfizer Inc                 COM        717081103 88,512           312,101       SH              SOLE         312,101
Primus Telecommunications GCOM        741929103 76               15,500        SH              SOLE         15,500
Qualcomm Inc               COM        747525103 16,938           46,596        SH              SOLE         46,596
Questar Corp               COM        748356102 77,313           94,549        SH              SOLE         94,549
Rowan Companies Inc        COM        779382100 83,936           265,369       SH              SOLE         265,369
Sabre Holdings Corp        COM        785905100 53,295           227,854       SH              SOLE         227,854
Schering Plough Corp       COM        806605101 79,424           359,546       SH              SOLE         359,546
Sony Corp Adr New          ADR NEW    835699307 85,762           212,493       SH              SOLE         212,493
Sprint Nextel Corp         COM FON    852061100 33,949           197,954       SH              SOLE         197,954
Sun Microsystems Inc       COM        866810104 100,888          2,029,941     SH              SOLE         2,029,941
UNION PAC CORP             COM        907818108 21,513           24,447        SH              SOLE         24,447
Verizon Communications     COM        92343V104 28,645           77,147        SH              SOLE         77,147
Wachovia Corp (2nd New)    COM        929903102 112,910          202,347       SH              SOLE         202,347
DISNEY WALT  CO            COM DISNEY 254687106 102,786          332,532       SH              SOLE         332,532
Washington Mutual Inc      COM        939322103 81,765           188,096       SH              SOLE         188,096
Waste Management Inc New   COM        94106L109 9,747            26,573        SH              SOLE         26,573
Williams Companies Inc     COM        969457100 60,672           254,175       SH              SOLE         254,175
Delphi Trust I 8.25%       CL A       247131105 77,763           486,020       SH              SOLE         486,020
Conexant Sys Inc Sub Nt ConNOTE 4.000%207142AF7 10,122           1,025,000     SH              SOLE         1,025,000

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